Reconciliation of Cash, Cash Equivalents and Restricted Cash in Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Statement of Cash Flows [Abstract]
Restricted cash	¥ 500	$ 71	¥ 500
Cash and cash equivalents	105,345	15,012	79,961
Cash, cash equivalents and restricted cash	¥ 105,845	$ 15,083	¥ 80,461